Details of treasury / other financial risks - Credit risk with number of counterparties (Detail)	Dec. 31, 2018
10-100 million [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Counterparties	3
100-500 million [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Counterparties	6
500 million and above [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Counterparties	1
A- rated [Member] | 100-500 million [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Counterparties	1
AA- rated [Member] | 10-100 million [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Counterparties	1
AA- rated [Member] | 100-500 million [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Counterparties	1
AA- rated [Member] | 500 million and above [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Counterparties	1
A+ rated [Member] | 10-100 million [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Counterparties	2
A+ rated [Member] | 100-500 million [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Counterparties	2
A rated [Member] | 100-500 million [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Counterparties	2